Effective immediately, the sub-section entitled "Portfolio Manager(s)" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
David A. Antonelli	2010	Vice Chairman of MFS
Kevin M. Dwan	2012	Investment Officer of MFS

As of March 31, 2015, the above chart will be restated as follows:

Portfolio Manager	Since	Title
David A. Antonelli	2010	Vice Chairman of MFS
Matthew Barrett	March 2015	Investment Officer of MFS
Kevin M. Dwan	2012	Investment Officer of MFS

Effective immediately, the sub-section entitled "Portfolio Manager(s)" beneath the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
David A. Antonelli	Portfolio Manager	Employed in the investment area of MFS since 1991
Kevin M. Dwan	Portfolio Manager	Employed in the investment area of MFS since 2005

As of March 31, 2015, the above chart will be restated as follows:

Portfolio Manager	Primary Role	Five Year History
David A. Antonelli	Portfolio Manager	Employed in the investment area of MFS since 1991
Matthew Barrett	Portfolio Manager	Employed in the investment area of MFS since 2000
Kevin M. Dwan	Portfolio Manager	Employed in the investment area of MFS since 2005

1007640                                                                                                                                         1                                                                                         FCI-PM-SUP-062414